LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
LEASES

14. LEASES

At June 30, 2021, the Company recorded $4.8 million as a right of use asset and $5.9 million as an operating lease liability. At December 31, 2020, the Company recorded $1.8 million as a right of use asset and $3.0 million as an operating lease liability. The Company assesses its right of use asset and other lease-related assets for impairment. There were no impairments recorded related to these assets during the three and six months ended June 30, 2021 and the year ended December 31, 2020.

As a result of the acquisition of EnvisionTEC, the Company acquired operating, short-term, and finance leases for corporate offices, manufacturing and warehouse facilities, and machineries, increasing the Company’s right of use asset by $1.8 million. The operating leases consist of five real estate leases and six equipment leases with current terms extending from 2021 to 2024. The Company’s finance leases are immaterial as of June 30, 2021.

As a result of the acquisition of Adaptive 3D, the Company acquired operating leases for corporate offices, research and development, and manufacturing, increasing the Company’s right of use asset by $0.7 million. The operating leases consist of two real estate leases with current terms extending from 2024 to 2025.

As a result of the acquisition of Aerosint, the Company acquired operating leases for corporate office and lab space, as well as company cars, increasing the Company’s right of use asset by $0.4 million. The operating leases consist of one real estate lease and three leases for company cars with current terms extending through 2025.

The Company reviews all supplier, vendor, and service provider contracts to determine whether any service arrangements contain a lease component. The Company identified two service agreements that contain an embedded lease. The agreements do not contain fixed or minimum payments, and the variable lease expense was immaterial during the three and six months ended June 30, 2021 and 2020.

Information about other lease-related balances is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Lease cost
Operating lease cost	$422	$186	$745	$374
Short‑term lease cost	34	3	45	3
Variable lease cost	46	2	85	12
Total lease cost	$502	$191	$875	$389
Other Information
Operating cash flows used in operating leases	$655	$269	$899	$536
Weighted‑average remaining lease term—operating leases (years)	2.6	3.7	2.6	3.7
Weighted‑average discount rate—operating leases	5.1%	7.6%	5.1%	7.6%

The rate implicit in the lease is not readily determinable in most of the Company’s leases, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

Future minimum lease payments under noncancelable operating leases, including immaterial future minimum lease payments under finance leases, at June 30, 2021, are as follows (in thousands):

Operating Leases
2021 (remaining 6 months)	$1,114
2022	2,258
2023	2,072
2024	700
2025	192
2026	53
Total lease payments	6,389
Less amount representing interest	(447)
Total lease liability	5,942
Less current portion of lease liability	(1,983)
Lease liability, net of current portion	$3,959

As of June 30, 2021, the Company does not have material operating or finance leases that have not commenced.

14. LEASES

At December 31, 2020, the Company recorded $1.8 million as a right of use asset and $3.0 million as an operating lease liability. At December 31, 2019, the Company recorded $2.3 million as a right of use asset and $3.8 million as an operating lease liability. The Company assesses its right of use asset and other lease-related assets for impairment. There were no impairments recorded related to these assets during the years ended December 31, 2020 and 2019.

The Company identified one service agreement that contained an embedded lease. The agreement does not contain fixed or minimum payments, but the Company has concluded that the variable lease expense was immaterial during the years ended December 31, 2020 and 2019, respectively.

Information about other lease-related balances is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Lease cost
Operating lease cost	$746	$655
Short‑term lease cost	—	32
Variable lease cost	40	40
Total lease cost	$786	$727
Other Information
Operating cash flows from operating leases	$1,073	$951
Weighted‑average remaining lease term—operating leases (years)	3.2	4.2
Weighted‑average discount rate—operating leases	7.6%	7.6%

The rate implicit in the lease is not readily determinable in most of the Company’s leases, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

Future minimum lease payments under noncancelable operating leases at December 31, 2020, are as follows (in thousands):

2021	$1,071
2022	1,069
2023	1,028
2024	258
2025	—
Total lease payments	3,426
Less amount representing interest	(401)
Total lease liability	3,025
Less current portion of lease liability	(868)
Lease liability, net of current portion	$2,157

As of December 31, 2020, the Company does not have material operating leases that have not commenced.